Offerings - Offering: 1	Sep. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 23,872,771.45
Amount of Registration Fee	$ 3,296.83
Offering Note	(1) Transaction Valuation is calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of June 30, 2026 of $25.09. The fee of $3,296.83 was paid in connection with the filing of the Schedule TO-I by John Hancock Comvest Private Income Fund (File No. 005-94828) on August 19, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (2) Amount of Filing Fee is calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.